Credit Facilities and Guarantees (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average borrowings under the credit facility during the period	$ 7,608	$ 2,288
Weighted average interest rate	1.50%	1.20%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average borrowings under the credit facility during the period	$ 4,443	$ 3,666
Weighted average interest rate	1.30%	1.20%